Suppliers (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total suppliers (3)	$ 49,524	$ 32,627
B R A Z I L [Member]
IfrsStatementLineItems [Line Items]
Total suppliers (3)	44,766	26,190
Non Brazil [Member]
IfrsStatementLineItems [Line Items]
Total suppliers (3)	$ 4,758	$ 6,437